Income Taxes (Schedule of Significant Components of Deferred Tax Assets and Liabilities) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Non-current deferred tax assets:
Accruals and others	¥ 13,828	$ 2,125	¥ 112,946
Net operating loss carry forwards	1,164,433	178,970	944,772
Carryforwards of deductible advertising expenses	9,159	1,408	2,634
Allowance for doubtful accounts	11,452	1,760	7,730
Subtotal	1,198,872	184,263	1,068,082
Less: valuation allowance	(1,198,872)	(184,263)	(1,068,082)
Total non-current deferred tax assets, net	0	0	0
Non-current deferred tax liabilities:
Recognition of intangible assets arising from business combination	(21,142)	(3,249)	(23,456)
Total non-current deferred tax assets, net	¥ (21,142)	$ (3,249)	¥ (23,456)